Non-Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Non Current Liabilities Text Block [Abstract]
NON-CURRENT LIABILITIES
NOTE 16:-	NON-CURRENT LIABILITIES

a.	As of December 31, 2022, the Company is not in compliance with the financial covenants described in note 13(a) therefore the loans are classified to Short-Term Loan.

As for charges, see Note 22a below.

b.	Composition of other long-term liabilities:

December 31, 2022

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	1,289	887

December 31, 2021

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	961	767

The liabilities for government grants are linked to the USD-NIS exchange rate.

c.	The maturity profile of lease liabilities and other long-term liabilities:

December 31, 2022

	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	1,472	1,750	1,793	1,007	356	89	6,467
Liabilities for government grants	402	151	135	122	109	370	1,289
Total	1,874	1,901	1,928	1,129	465	459	7,756